Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Sep. 30, 2025
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	As of September 30,	As of September 30,
	2025	2024
VAT and other taxes payable	$1,975,064	$1,862,661
Payroll payable	513,578	231,113
Other payable(1)	443,524	914,127
Total accrued expenses and other liabilities	$2,932,166	$3,007,901

(1)	The balance represented unpaid cancelled investment funds from an investor (FY25: $130,625; FY24: $142,499), payable to employees for their reimbursement claims and other miscellaneous payables to third parties.